SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SEGMENT ASSETS

	September 30, 2025	December 31, 2024
Cash	$721	$27,720
Cash held in Trust Account	$1,283,558	$27,637,300

	For the Three Months Ended September 30, 2025	For the Three Months Ended September 30, 2024
General and administrative expenses	$162,547	$837,885
Interest earned on cash held in Trust Account	$11,298	$389,048

	For the Nine Months Ended September 30, 2025	For the Nine Months Ended September 30, 2024
General and administrative expenses	$720,009	$1,561,687
Interest earned on cash held in Trust Account	$334,873	$1,660,199

	December 31, 2024	December 31, 2023
Cash	$27,720	$44,046
Cash held in Trust Account	$27,637,300	$55,347,556

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operating expenses	$1,794,928	$1,926,567
Interest earned on marketable securities held in Trust Account	$1,928,109	$8,914,159